Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	North Capital Funds Trust
Entity Central Index Key	0001761511
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Institutional Class
Shareholder Report [Line Items]
Fund Name	North Capital Treasury Money Market Fund
Class Name	Institutional Class
Trading Symbol	NCGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the North Capital Treasury Money Market Fund for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.northcapital.com/. You can also request this information by contacting us at 833-262-3863.
Additional Information Phone Number	833-262-3863
Additional Information Website	https://funds.northcapital.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Institutional Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Updated Performance Information Location [Text Block]	Visit https://funds.northcapital.com/ for more recent performance information.
Net Assets	$ 31,511,560
Holdings Count | $ / shares	14
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$31,511,560
Number of Holdings	14
Net Advisory Fee	$0
Average Credit Quality	AAA
Daily Liquid Assets	99.1%
Weekly Liquid Assets	99.1%
Weighted Average Maturity	31.44 days
Weighted Average Life	31.44 days
7-Day Yield	4.31%

Holdings [Text Block]

Top Security Types	(% of Net Assets)
U.S. Treasury Bills	99.9%
Cash & Other	0.1%

Effective Maturity Schedule	(% of Net Assets)
1-7 Days	6.3%
8-30 Days	41.0%
31-90 Days	52.5%
91-180 Days	0.0%
181 Days or more	0.0%

Updated Prospectus Web Address	https://funds.northcapital.com/